Financial Instruments	12 Months Ended
Jun. 30, 2024
Financial Risk Management [Abstract]
Financial instruments

Note 30. Financial instruments

30.1 Financial risk management

The Group’s activities are subject to several financial risks: market risk (including the exchange rate risk, the interest rate risk and price risk), credit risk and liquidity risk.

The following matters have been considered by Management in determining the appropriateness of the going concern basis of preparation of the accompanying Consolidated Financial Statements.

a)      Credit risk

Credit risk is the risk of financial loss to the Group if the counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments held by the Group that are potentially subject to concentration of credit risk are primarily cash and receivables. Management believes that the credit risk concentrating with respect to cash and amounts receivable is remote.

The following table sets forth details of the age of trade receivables and other receivables:

As at	June 30, 2024	June 30, 2023
To due become
Up to 3 months	$471,500	$450,728

The Group sells its products to a diverse base of customers. Customers include multi-national and local agricultural companies, distributors, and farmers.

The Group’s management determines concentrations of credit risk by periodically monitoring the credit worthiness rating of existing customers and through a monthly review of the trade receivables’ aging analysis. In monitoring the customers’ credit risk, customers are grouped according to their credit characteristics.

The Group’s policy is to manage credit exposure to counterparties through a process of credit rating. The Group performs credit evaluations of existing and new customers, and every new customer is examined thoroughly regarding the quality of its credit before offering the customer transaction terms. The examination made by the Group includes outside credit rating information, if available. Additionally, and even if there is no independent outside rating, the Group assesses the credit quality of the customer taking into account its financial position, past experience, bank references and other factors. A credit limit is prescribed for each customer. These limits are examined periodically. Customers that do not meet the Group’s criteria for credit quality may do business with the Group on a prepayment basis.

b)      Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations affiliated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’ s reputation. Given the Group’s financial position as of June 30, 2024, total current financial assets $ 6,871,967 as compared to total financial liabilities of $ 26,921,679 management expects that the Group will be able to provide the capital needed to keep the Group liquid and able to fulfill its short-term obligations. Group’s financial position as of June 30, 2023, total current financial assets $4,524,981 as compared to total financial liabilities of $11,985,860.

The Company continuously monitors and reviews its actual and forecasted cash flows and manages liquidity risk by maintaining adequate cash and cash equivalents, by utilizing term loans and by monitoring developments in the capital markets.

The table below analyzes the Company’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date.

	Maturity date
	Within 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Without any established term	Total
June 30, 2024
Trade Payables	3,414,686	—	10,115,600	—	—	13,530,286
Other liabilities	1,471,033	181,768	—	—	—	1,652,801
Financial debts	2,351,893	402,781	15,109,288	—	—	17,863,962
Subtotal	$7,237,612	$584,549	$25,224,888	$—	$—	$33,047,049

Warrant	555,500	—	—	—	—	555,500
Subtotal	555,500	—	—	—	—	555,500
Total	$7,793,112	$584,549	$25,224,888	$—	—	33,602,549

June 30, 2023
Trade Payables	7,479,614	—	—	—	—	7,479,614
Other liabilities	1,776,438	180,197	—	—		1,956,635
Financial debts	2,578,100	72,831	108,638	—	—	2,759,569
Subtotal	$11,834,152	$253,028	$108,638	$—	$—	$12,195,818

Warrant	887,689	—	—	—	—	887,689
Subtotal	887,689	$—	$—	$—	$—	$887,689
Total	$12,721,841	$253,028	$108,638	$—	$—	$13,083,507

c)      Market risk

Market risk is the risk that changes in market prices — e.g. foreign exchange rates, interest rates and equity prices — will affect the Group’s income or the value of its holdings of financial instruments including commodity prices and foreign currency exchange rates. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Commodity risk

In the normal course of its business, the Company is exposed to risk resulting from fluctuations in the market prices of commodities. The Company does not engage in transactional hedging of its commodity price risk.

Foreign currency exchange risk

The Company is exposed to foreign exchange risk as a result of transactions being conducted in currencies other than the functional currency of each of the Company and its subsidiaries.

The Company has not entered into transactions that seek to hedge or mitigate its exposure to exchange rate fluctuations.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Assets		Liabilities
Currency	2024	2023	2024	2023
Argentine pesos	156,291	765,690	292,203	50,073
U.S. Dollar	695,307	368,186	1,491,998	2,227,751
Pound sterling	24	22,062	12,647	—
Euro	—	—	167,072	—

The following table details sensitivity to a 10% increase and decrease in the functional currency of each of the companies against the relevant foreign currencies. The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.

	(+10%) Impact to profit or loss before tax		(-10%) Impact to profit or loss before tax
	Assets		Liabilities
Currency	2024	2023	2024	2023
Argentine pesos	15,629	76,569	(29,220)	(5,007)
U.S. Dollar	69,531	36,819	(149,200)	(222,775)
Pound sterling	2	2,206	(1,265)	—
Euro	—	—	(16,707)	—

d)      Fair value risk

Financial assets and liabilities are recognized when an entity of the Group becomes party to the contractual provisions of an instrument. The Company applies a hierarchy to classify valuation methods used to measure financial instruments carried at fair value. Levels 1 to 3 are defined based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value, as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:

Valuation techniques use significant observable inputs, either directly (i.e., as prices) or indirectly (i.e., derived from prices), or valuations are based on quoted prices for similar instruments; and

Level 3:	Valuation techniques use significant inputs that are not based on observable market data (unobservable inputs).

The following represents the carrying value and fair value of the Company’s financial instruments and non-financial derivatives:

Recurring measurements	Note	As of June 30, 2024	As of June 30, 2023
Financial Assets
Amortized costs
Cash and cash equivalents	(i)	3,296,554	2,064,079
Trade and other receivables	(i)	11,631,118	10,454,301

Fair value through profit or loss
Cash and cash equivalents	(ii)	2,093,374	463,594
Short-term investments	(ii)	—	306,034
Total financial assets		$17,021,046	$13,288,008

Financial Liabilities
Amortized costs
Trade and other payables	(i)	12,662,290	9,340,571
Financial debts	(i)	14,259,391	2,645,289
Lease liabilities	(i)	421,887	—
Fair value through profit or loss
Warrant liabilities	(ii)	555,500	887,689
Total financial liabilities		$27,899,068	$12,873,549
Net financial (liability)/asset		$(10,878,022)	$414,459

____________

(i)      Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, financial debts and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.

(ii)     Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the year end (level 1).

e)      Interest rate risk

The Group’s financing costs may be affected by interest rate volatility. Borrowings under the Group’s interest rate management policy may be fixed or floating rate. The Group maintains adequate committed borrowing facilities and holds most of its financial assets primarily in cash or short-term investments that are readily convertible into known amounts of cash.

The Group’s interest rate risk arises from long-term borrowings. Borrowings issued at floating rates expose the Group to cash flow interest rate risk. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group has not entered into derivative contracts to hedge this exposure.

Fixed-rate instruments	As of June 30, 2024	As of June 30, 2023
Current financial liabilities	(2,555,683)	(2,546,243)
Non-current financial liabilities	(11,703,708)	(99,046)

Holding all other variables constant, including levels of our external indebtedness, as of June 30, 2024 a 10% increase/(decrease) in interest rates would increase/(decrease) interest payable by 360,457/(360,457).

f)      Capital risk management

The Company includes as its capital its share capital and accumulated deficit and has no externally imposed capital requirements. The Company’s objectives in managing capital are to safeguard cash as well as maintain financial liquidity and flexibility in order to preserve its ability to meet financial obligations, deploy capital to develop its mining properties and to maintain investor, creditor and market confidence to sustain the future development of the business. The Company manages its capital structure and makes adjustments as needed, in order to have funds available to support its activities. Management reviews its capital management approach on an ongoing basis.

The Company’s financial strategy is designed to maintain a capital structure consistent with the objective stated above and to respond to business growth opportunities and changes in economic conditions, In order to maintain or adjust its capital structure, the Company may, from time to time, issue new shares, acquire or dispose of assets or adjust its capital spending to manage its ability to continue as a going concern. (Note 2.5).